S000010515 [Member] Performance Management - AB Tax-Managed Wealth Appreciation Strategy	Jun. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
•	how the Fund’s performance changed from year to year over ten years; and
•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Effective July 14, 2017, the Fund made certain changes to its principal strategies, including the elimination of static asset allocation targets for investment, and the modification of the strategies to invest primarily in equity securities. The Fund also previously allocated approximately one third of its assets to diversification investments such as alternative investments. Accordingly, the performance shown below for periods prior to July 14, 2017 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	how the Fund’s performance changed from year to year over ten years; andhow the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Bar Chart Narrative [Text Block]
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2026, the year‑to‑date unannualized return for Class A shares was 12.11%.

Bar Chart Does Not Reflect Sales Loads [Text]	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart [Heading]	Bar Chart
Bar Chart Closing [Text Block]	Calendar Year End (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 18.91%, 2nd quarter, 2020; and Worst Quarter was down -22.47%, 1st quarter, 2020.
Performance Table Heading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After‑tax returns:–Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and–Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns:–Are shown for Class A shares only and will vary for other Classes of shares because these Classes have different expense ratios;
Performance Availability Website Address [Text]	www.abfunds.com
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date
Bar Chart, Year to Date Return	12.11%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.47%)
Lowest Quarterly Return, Date	Mar. 31, 2020